Note Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Notes to Financial Statements
Note Payable
12.	Note payable due to bank

During October 2011, we entered into a revolving demand note (line of credit) arrangement with HSBC Bank USA, with a revolving borrowing limit of $150,000. The line of credit bears a variable interest rate of one quarter percent (0.25%) above the prime rate (5.5% as of December 20, 2018). In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate. As of December 31, 2019 and June 30, 2019, the loan principal balance was $25,982. As of December 31, 2019, the note is in default.

11. Note Payable

Note payable due to bank

During October 2011, we entered into a revolving demand note (line of credit) arrangement with HSBC Bank USA, with a revolving borrowing limit of $150,000. The line of credit bears a variable interest rate of one quarter percent (0.25%) above the prime rate (3.25% as of September 30, 2013). In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate. As of June 30, 2019 and 2018, the loan principal balance was $25,982.

Notes payable due to non-related parties

On June 15, 2018, the Company entered into a promissory note with one of the accredited investors. The original principal amount was $20,000 and the note bears 8% interest per annum. The note was payable upon demand. As of June 30, 2019 and 2018, this note had a balance of $20,000 and $20,000, respectively.

Notes payable due to related parties

On January 23, 2013, the Company entered into a promissory note with its former employee of the Company who owns less than 5% of the Company's stock. The original principal amount was $40,000 and the note bears no interest. The note was payable upon demand. As of June 30, 2019 and 2018, this note had a balance of $18,000 and $18,000, respectively.

As of June 30, 2019 and 2018, the Company has an outstanding balance of notes payable due to related parties of 18,000 and $23,000, respectively.